Operating Segmentation	6 Months Ended
Apr. 30, 2026
Disclosure of operating segments [abstract]
Operating Segmentation
Note 12: Operating Segmentation
Operating Segments
We conduct our business through four operating segments, each of which has a distinct mandate. Our operating segments are Canadian Personal and Commercial Banking (Canadian P&C), U.S. Banking, Wealth Management and Capital Markets, along with a Corporate Services unit.
For additional information refer to Note 25 of our annual consolidated financial statements for the year ended October 31, 2025.

Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
	Canadian		Wealth	Capital	Corporate
For the three months ended April 30, 2026	P&C	U.S. Banking (1)	Management	Markets (1)	Services (1) (2)	Total
Net interest income	$2,425	$2,217	$301	$510	$(185)	$5,268
Non-interest revenue	672	642	1,229	1,604	152	4,299
Total Revenue	3,097	2,859	1,530	2,114	(33)	9,567
Provision for credit losses on impaired loans	477	237	1	15	4	734
Provision for (recovery of) credit losses on performing loans	42	(53)	6	14	(4)	5
Total provision for credit losses	519	184	7	29	–	739
Depreciation and amortization	178	222	67	78	–	545
Non-interest expense	1,180	1,445	901	1,140	119	4,785
Income (loss) before taxes and non-controlling interest in subsidiaries	1,220	1,008	555	867	(152)	3,498
Provision for (recovery of) income taxes	336	218	127	229	(42)	868
Reported net income (loss)	$884	$790	$428	$638	$(110)	$2,630
Non-controlling interest in subsidiaries	$–	$4	$–	$–	$–	$4
Net income (loss) attributable to bank shareholders	$884	$786	$428	$638	$(110)	$2,626
Average assets (3)	$347,502	$244,279	$57,484	$596,933	$277,978	$1,524,176

	Canadian		Wealth	Capital	Corporate
For the three months ended April 30, 2025	P&C	U.S. Banking (1)	Management	Markets (1)	Services (1) (2)	Total
Net interest income	$2,359	$2,240	$251	$474	$(227)	$5,097
Non-interest revenue	594	574	1,012	1,305	97	3,582
Total Revenue	2,953	2,814	1,263	1,779	(130)	8,679
Provision for credit losses on impaired loans	476	248	1	28	12	765
Provision for (recovery of) credit losses on performing loans	132	91	2	73	(9)	289
Total provision for (recovery of) credit losses	608	339	3	101	3	1,054
Depreciation and amortization	157	256	52	79	–	544
Non-interest expense	1,134	1,458	782	1,017	84	4,475
Income (loss) before taxes and non-controlling interest in subsidiaries	1,054	761	426	582	(217)	2,606
Provision for (recovery of) income taxes	290	160	106	148	(60)	644
Reported net income (loss)	$764	$601	$320	$434	$(157)	$1,962
Non-controlling interest in subsidiaries	$–	$5	$–	$–	$(3)	$2
Net income (loss) attributable to bank shareholders	$764	$596	$320	$434	$(154)	$1,960
Average assets (3)	$343,799	$261,552	$53,082	$564,033	$281,217	$1,503,683
(1) Operating segments report on a taxable equivalent basis (teb). Net interest income, revenue and the provision for income taxes are increased on tax-exempt securities to an equivalent before-tax basis to facilitate comparisons of income between taxable and tax-exempt sources. The offset to the groups’ teb adjustments is reflected in Corporate Services net interest income, revenue and provision for income taxes.
(2) Corporate Services includes Technology and Operations.
(3) Included within average assets are average earning assets, which comprise deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for the three months ended April 30, 2026 are $1,342,662 million, including $345,907 million for Canadian P&C, $225,426 million for U.S. Banking, and $771,329 million for all other operating segments including Corporate Services (for the three months ended April 30, 2025 - Total: $1,308,774 million, Canadian P&C: $341,885 million, U.S. Banking: $240,016 million and all other operating segments: $726,873 million).
Certain comparative figures have been reclassified to conform with the current period’s presentation.

(Canadian $ in millions)
	Canadian				Corporate
For the six months ended April 30, 2026	P&C	U.S. Banking (1)	BMO WM	BMO CM (1)	Services (1) (2)	Total
Net interest income	$4,948	$4,484	$591	$1,210	$(322)	$10,911
Non-interest revenue	1,407	1,271	2,439	3,116	247	8,480
Total Revenue	6,355	5,755	3,030	4,326	(75)	19,391
Provision for credit losses on impaired loans	974	439	3	44	13	1,473
Provision for (recovery of) credit losses on performing loans	60	(36)	2	(7)	(7)	12
Total provision for credit losses	1,034	403	5	37	6	1,485
Depreciation and amortization	351	452	130	159	–	1,092
Non-interest expense	2,444	2,949	1,868	2,383	347	9,991
Income (loss) before taxes and non-controlling interest in subsidiaries	2,526	1,951	1,027	1,747	(428)	6,823
Provision for (recovery of) income taxes	694	419	247	452	(108)	1,704
Reported net income (loss)	$1,832	$1,532	$780	$1,295	$(320)	$5,119
Non-controlling interest in subsidiaries	$–	$2	$–	$–	$1	$3
Net income (loss) attributable to bank shareholders	$1,832	$1,530	$780	$1,295	$(321)	$5,116
Average assets (3)	$346,933	$244,240	$56,813	$595,325	$274,849	$1,518,160

	Canadian				Corporate
For the six months ended April 30, 2025	P&C	U.S. Banking (1)	BMO WM	BMO CM (1)	Services (1) (2)	Total
Net interest income	$4,744	$4,562	$489	$1,173	$(473)	$10,495
Non-interest revenue	1,252	1,216	2,094	2,679	209	7,450
Total Revenue	5,996	5,778	2,583	3,852	(264)	17,945
Provision for credit losses on impaired loans	967	560	2	63	32	1,624
Provision for (recovery of) credit losses on performing loans	183	193	1	84	(20)	441
Total provision for credit losses	1,150	753	3	147	12	2,065
Depreciation and amortization	310	508	107	164	–	1,089
Non-interest expense	2,274	2,958	1,610	2,183	332	9,357
Income (loss) before taxes and non-controlling interest in subsidiaries	2,262	1,559	863	1,358	(608)	5,434
Provision for (recovery of) income taxes	621	323	215	335	(160)	1,334
Reported net income (loss)	$1,641	$1,236	$648	$1,023	$(448)	$4,100
Non-controlling interest in subsidiaries	$–	$5	$–	$–	$1	$6
Net income (loss) attributable to bank shareholders	$1,641	$1,231	$648	$1,023	$(449)	$4,094
Average assets (3)	$342,623	$263,649	$52,812	$571,616	$282,046	$1,512,746
(1) Operating segments report on a taxable equivalent basis (teb). Net interest income, revenue and the provision for income taxes are increased on tax-exempt securities to an equivalent before-tax basis to facilitate comparisons of income between taxable and tax-exempt sources. The offset to the groups’ teb adjustments is reflected in Corporate Services net interest income, revenue and provision for income taxes.
(2) Corporate Services includes Technology and Operations.
(3) Included within average assets are average earning assets, which comprise deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for the six months ended April 30, 2026 are $1,338,456 million, including $345,378 million for Canadian P&C, $225,130 million for U.S. Banking, and $767,948 million for all other operating segments including Corporate Services (for the six months ended April 30, 2025 - Total: $1,314,247 million, Canadian P&C: $340,584 million, U.S. Banking: $241,860 million and all other operating segments: $731,803 million).
Certain comparative figures have been reclassified to conform with the current period’s presentation.